Financial Risk and Fair Value Disclosures - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivables from the top ten customers	61.00%	66.00%
Profit or loss attributable to change in unrealized gains or losses for financial assets without quoted market prices held at end of period	$ (311)	$ 128	$ (1,329)
Profit or loss attributable to change in unrealized gains or losses for financial liabilities without quoted market prices held at end of period	845	119	(581)
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in profit due to percentage increase in market risk	(23)	(45)	(36)
Increase (decrease) in profit due to percentage decrease in market risk	$ 23	$ 45	$ 36
Equity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 268	$ 261	$ 270
Percentage decrease in market risk	5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (268)	$ (261)	$ (270)
Increase (decrease) in other comprehensive income due to percentage increase in market risk	531	689	722
Increase (decrease) in other comprehensive income due to percentage decrease in market risk	$ (531)	$ (689)	$ (722)
Taiwan, New Dollars [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ (534)	$ (1,095)	$ (620)
Percentage decrease in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ 534	$ 1,095	$ 620
China, Yuan Renminbi [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ (175)	$ (615)	$ (582)
Percentage decrease in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ 175	$ 615	$ 582
Japan, Yen [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ (206)	$ (237)	$ (290)
Percentage decrease in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ 206	$ 237	$ 290